Other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Post-retirement	$ 97	$ 106
Non-current portion of reforestation obligations	47	53
Non-current portion of decommissioning obligations	24	16
Non-current portion of lease obligations	19	26
Export duties	46	24	$ 73
Electricity swaps	8	12
Other	22	22
Other liabilities	$ 264	$ 260